Financial Risk Management - Summary of Quantification Extent Collateral and Credit Enhancements Mitigate Credit Risk Derivatives (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Collateral Mitigate Credit Risk Of Derivative Abstract [Abstract]
Deposits and savings, securities and others	₩ 834,175	₩ 1,651,322